Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating lease assets	$ 1,483,218		$ 195,029
Current portion of operating lease liabilities	106,999		45,271
Noncurrent operating lease liabilities	1,389,982		$ 156,254
Total operating lease liabilities	$ 1,496,981
Weighted average remaining lease term	8 years 6 months
Weighted average discount rate: operating leases	6.75%